Accrued payroll and other liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued payroll and other liabilities	Accrued payroll and other liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2025	2024
Current:
Accrued payroll	$110,441	$89,324
Other liabilities	7,263	6,982
Deferred Income Loyalty Program	16,565	6,821
Phantom RSU award liability	3,989	5,239
Accrued expenses	7,202	4,893
	$145,460	$113,259
Non-current:
Initial Franchise Fee	$73,284	$5,015
Phantom RSU award liability	3,210	3,900
Deferred income	5,973	5,212
Security deposits	8,724	6,801
Other liabilities	610	—
	$91,801	$20,928